Profit Before Income Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Profit Before Income Tax
26.	PROFIT BEFORE INCOME TAX

a.	Other operating income and expenses, net

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$51,607	$131,570	$182,411	$5,959
Gains (losses) on disposal of property, plant and equipment and other assets	(127,159)	367,110	(14,644)	(479)
Impairment losses on property, plant and equipment and goodwill	(888,231)	(714,675)	(133,071)	(4,347)
Loss on damages and claims	(12,778)	(85,585)	(24,114)	(788)
Others	176,281	410,136	361,001	11,794

	$(800,280)	$108,556	$371,583	$12,139

b.	Other income

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Government subsidy	$332,758	$341,844	$435,950	$14,242
Interest income	230,067	306,871	466,211	15,231
Dividends income	26,411	59,039	190,397	6,220

	$589,236	$707,754	$1,092,558	$35,693
c.	Other gains, net

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Gain on remeasurement of investments accounted for using the equity method (Note 15)	$-	$-	$7,421,408	$242,451
Net gains on financial assets mandatorily at FVTPL	-	-	3,388,485	110,699
Gain on disposal of subsidiaries (Note 31)	-	5,589,457	-	-
Net gains (losses) arising on financial instruments held for trading	224,446	(3,111,253)	(1,398,995)	(45,704)
Net gains on financial assets designated as at FVTPL	223,113	327,351	-	-
Foreign exchange gains (losses), net	1,928,384	3,502,586	(1,015,615)	(33,180)
Impairment losses on financial assets	(91,886)	(50,206)	(521,010)	(17,021)
Others	(7,513)	1,518	-	-

	$2,276,544	$6,259,453	$7,874,273	$257,245

d.	Finance costs

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Total interest expense for financial liabilities measured at amortized cost	$2,510,197	$2,016,298	$3,597,932	$117,541
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(238,469)	(190,137)	(11,648)	(381)
Property, plant and equipment	(54,191)	(51,262)	(50,309)	(1,643)
Investment properties	-	(13)	(89)	(3)
	2,217,537	1,774,886	3,535,886	115,514
Other finance costs	43,538	24,608	32,355	1,057

	$2,261,075	$1,799,494	$3,568,241	$116,571

Information relating to the capitalized borrowing costs was as follows:

	For the Year Ended December 31
	2016	2017	2018

Annual interest capitalization rates
Inventories related to real estate business (%)	4.35-6.00	4.35-5.39	4.35
Property, plant and equipment (%)	1.15-4.42	1.26-5.49	1.84-4.52
Investment properties (%)	-	1.26-1.97	1.84-2.23

e.	Depreciation and amortization

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$28,961,614	$28,625,287	$39,893,786	$1,303,293
Investment properties	-	122,231	392,667	12,828
Intangible assets	508,823	457,666	2,402,450	78,486

Total	$29,470,437	$29,205,184	$42,688,903	$1,394,607

Summary of depreciation by function
Operating costs	$26,948,106	$26,731,714	$37,903,050	$1,238,257
Operating expenses	2,013,508	2,015,804	2,383,403	77,864

	$28,961,614	$28,747,518	$40,286,453	$1,316,121

Summary of amortization by function
Operating costs	$152,987	$140,175	$1,394,664	$45,562
Operating expenses	355,836	317,491	1,007,786	32,924

	$508,823	$457,666	$2,402,450	$78,486

f.	Operating expenses directly related to investment properties

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$-	$465,458	$1,276,751	$41,710

g.	Employee benefits expense

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$2,356,416	$2,340,826	$2,965,054	$96,865
Defined benefit plans	394,741	266,267	291,333	9,518
	2,751,157	2,607,093	3,256,387	106,383
Equity-settled share-based payments	470,788	438,765	215,648	7,045
Other employee benefits	49,525,940	51,043,198	63,940,430	2,088,874

	$52,747,885	$54,089,056	$67,412,465	$2,202,302

Summary of employee benefits expense by function
Operating costs	$35,588,529	$35,978,403	$45,363,170	$1,481,972
Operating expenses	17,159,356	18,110,653	22,049,295	720,330

	$52,747,885	$54,089,056	$67,412,465	$2,202,302

h.	Employees’ compensation and the remuneration to directors

The Articles stipulates to distribute employees’ compensation and remuneration of directors at the rates in 0.01%-1.00% and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration of directors. For the period from April 30, 2018 to December 31, 2018, the employees’ compensation and the remuneration of directors were NT$45,430 thousand (US$1,484 thousand) and NT$34,073 thousand (US$1,113 thousand) which were accrued based on 0.20% and 0.15%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors.

If there is a change in the proposed amounts after the consolidated financial statement authorized for issue, the differences are recorded as a change in accounting estimate and will be adjusted in the following year.